Capital Risk Management	12 Months Ended
Dec. 31, 2024
Capital Risk Management
Capital Risk Management
16.	Capital Risk Management

The Company’s capital includes all components of shareholders’ equity. The Company’s objective in managing capital is to safeguard the Company’s ability to continue as going concern, to maintain a flexible capital structure that optimizes the cost of capital at acceptable risk, and to provide reasonable return to shareholders. The Company manages the capital structure and makes adjustments in light of changes in the economic conditions, foreign exchange rates and the risk characteristics of the Company’s assets. In order to maintain or adjust the capital structure, the Company may issue shares or sell new assets to improve working capital. The Company has no other externally imposed capital requirements. In order for the Company to meet its obligations and undertake its intended discretionary spending relating to the further development of the Eskay Project, it may choose to fund such expenditures by obtaining financing through additional equity financing, debt financing or by other means.